ISSUED CAPITAL AND RESERVES (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 15, 2016
ISSUED CAPITAL AND RESERVES
Treasury shares	(7,603,731)
Other comprehensive loss, net of tax, exchange differences on translation	$ 638	$ (85)	$ 1,836
Common shares
ISSUED CAPITAL AND RESERVES
Nominal value per share	$ 0.001	$ 0.001
Authorized common shares (nominal value of US$0.001 per share)	2,759,171,830	2,759,171,830
Issued shares (see Note 1)	1,756,731,135	1,756,731,135
Treasury shares	(7,603,731)	(7,726,487)
Outstanding shares	1,749,127,404	1,749,004,648
Convertible preferred shares
ISSUED CAPITAL AND RESERVES
Nominal value per share	$ 0.001	$ 0.001
Authorized common shares (nominal value of US$0.001 per share)	0	0
Outstanding shares	0	0
Preferred shares
ISSUED CAPITAL AND RESERVES
Outstanding shares				0
Number of shares redeemed				305,000,000
Redemption price per share				$ 0.001
Foreign exchange contracts | Net investment hedge accounting
ISSUED CAPITAL AND RESERVES
Other comprehensive loss, net of tax, exchange differences on translation	$ 125